Accounts receivable	12 Months Ended
Sep. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable
Accounts receivable

	As at September 30, 2019	As at September 30, 2018
	$	$
Trade (Note 30)	979,728	1,126,772
R&D and other tax credits[1]	259,289	245,980
Other	118,073	108,616
	1,357,090	1,481,368

[1]	R&D and other tax credits were related to government programs in Canada, the United States of America, France, the United Kingdom and other countries.